Stock and Other Compensation Plans	12 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock and Other Compensation Plans
Stock and Other Compensation Plans
Stock-Based Compensation Plans
Total stock-based compensation cost was $24.6 million, $27.5 million and $25.5 million for the fiscal years ended September 30, 2016, 2015 and 2014. Of this amount, $9.8 million, $11.5 million and $10.8 million was capitalized. Tax benefits related to stock-based compensation were $5.0 million, $4.7 million and $3.1 million for the fiscal years ended September 30, 2016, 2015 and 2014.
1998 Long-Term Incentive Plan
In August 1998, the Board of Directors approved and adopted the 1998 Long-Term Incentive Plan (LTIP), which became effective in October 1998 after approval by our shareholders. The LTIP is a comprehensive, long-term incentive compensation plan providing for discretionary awards of incentive stock options, non-qualified stock options, stock appreciation rights, bonus stock, time-lapse restricted stock, time-lapse restricted stock units, performance-based restricted stock units and stock units to certain employees and non-employee directors of the Company and our subsidiaries. The objectives of this plan include attracting and retaining the best personnel, providing for additional performance incentives and promoting our success by providing employees with the opportunity to acquire common stock.
As of September 30, 2016, we were authorized to grant awards for up to a maximum of 11.2 million shares of common stock under this plan subject to certain adjustment provisions. As of September 30, 2016, non-qualified stock options, bonus stock, time-lapse restricted stock, time-lapse restricted stock units, performance-based restricted stock units and stock units had been issued under this plan, and 2.4 million shares were available for future issuance.
Restricted Stock Unit Award Grants
As noted above, the LTIP provides for discretionary awards of restricted stock units to help attract, retain and reward employees of Atmos Energy and its subsidiaries. Certain of these awards vest based upon the passage of time and other awards vest based upon the passage of time and the achievement of specified performance targets. The fair value of the awards granted is based on the market price of our stock at the date of grant. We estimate forfeitures using our historical forfeiture rate. The associated expense is recognized ratably over the vesting period. We use authorized and unissued shares to meet share requirements for the vesting of restricted stock units.
Employees who are granted time-lapse restricted stock units under our LTIP have a nonforfeitable right to dividend equivalents that are paid at the same rate and at the same time at which they are paid on shares of stock without restrictions. Time-lapse restricted stock units contain only a service condition that the employee recipients render continuous services to the Company for a period of three years from the date of grant, except for accelerated vesting in the event of death, disability, change of control of the Company or termination without cause (with certain exceptions). There are no performance conditions required to be met for employees to be vested in time-lapse restricted stock units.
Employees who are granted performance-based restricted stock units under our LTIP have a forfeitable right to dividend equivalents that accrue at the same rate at which they are paid on shares of stock without restrictions. Dividend equivalents on the performance-based restricted stock units are paid either in cash or in the form of shares upon the vesting of the award. Performance-based restricted stock units contain a service condition that the employee recipients render continuous services to the Company for a period of three years from the beginning of the applicable three-year performance period, except for accelerated vesting in the event of death, disability, change of control of the Company or termination without cause (with certain exceptions) and a performance condition based on a cumulative earnings per share target amount.
The following summarizes information regarding the restricted stock units granted under the plan during the fiscal years ended September 30, 2016, 2015 and 2014:

	2016		2015		2014
	Number of Restricted Units	Weighted Average Grant-Date Fair Value	Number of Restricted Units	Weighted Average Grant-Date Fair Value	Number of Restricted Units	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	878,104	$48.24	988,637	$42.22	1,052,844	$36.20
Granted	357,323	65.98	444,543	50.50	464,438	45.05
Vested	(448,136)	45.88	(551,688)	39.28	(524,532)	32.67
Forfeited	(4,860)	53.52	(3,388)	48.55	(4,113)	39.00
Nonvested at end of year	782,431	$57.66	878,104	$48.24	988,637	$42.22

As of September 30, 2016, there was $11.4 million of total unrecognized compensation cost related to nonvested time-lapse restricted stock units granted under the LTIP. That cost is expected to be recognized over a weighted-average period of 1.6 years. The fair value of restricted stock vested during the fiscal years ended September 30, 2016, 2015 and 2014 was $20.6 million, $21.7 million and $17.1 million.
Other Plans
Direct Stock Purchase Plan
We maintain a Direct Stock Purchase Plan, open to all investors, which allows participants to have all or part of their cash dividends paid quarterly in additional shares of our common stock. The minimum initial investment required to join the plan is $1,250. Direct Stock Purchase Plan participants may purchase additional shares of our common stock as often as weekly with voluntary cash payments of at least $25, up to an annual maximum of $100,000.
Outside Directors Stock-For-Fee Plan
In November 1994, the Board of Directors adopted the Outside Directors Stock-for-Fee Plan, which was approved by our shareholders in February 1995. The plan permits non-employee directors to receive all or part of their annual retainer and meeting fees in stock rather than in cash. This plan was terminated by the Board of Directors, effective September 1, 2014, when the LTIP was amended to incorporate substantially all of its provisions.
Equity Incentive and Deferred Compensation Plan for Non-Employee Directors
In November 1998, the Board of Directors adopted the Equity Incentive and Deferred Compensation Plan for Non-Employee Directors, which was approved by our shareholders in February 1999. This plan amended the Atmos Energy Corporation Deferred Compensation Plan for Outside Directors adopted by the Company in May 1990 and replaced the pension payable under our Retirement Plan for Non-Employee Directors. The plan provides non-employee directors of Atmos Energy with the opportunity to defer receipt, until retirement, of compensation for services rendered to the Company and invest deferred compensation into either a cash account or a stock account.
Other Discretionary Compensation Plans
We have an annual incentive program covering substantially all employees to give each employee an opportunity to share in our financial success based on the achievement of key performance measures considered critical to achieving business objectives for a given year with minimum and maximum thresholds. The Company must meet the minimum threshold for the plan to be funded and distributed to employees. These performance measures may include earnings growth objectives, improved cash flow objectives or crucial customer satisfaction and safety results. We monitor progress towards the achievement of the performance measures throughout the year and record accruals based upon the expected payout using the best estimates available at the time the accrual is recorded. During the last several fiscal years, we have used earnings per share as our sole performance measure.